Capital and Reserves	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Capital and Reserves
Note 19 - Capital and Reserves

Share capital

	2015	2016	2017
	NIS
Issued and paid at January 1	1,005,845	1,006,046	1,006,046
Exercise of share options	201	-	4,400

Issued and paid at December 31	1,006,046	1,006,046	1,010,446

The share capital is comprised of ordinary shares of NIS 0.01 par value each.

At December 31, 2017, the authorized share capital was comprised of 300 million ordinary shares (December 31, 2016, 2015 - 300 million each). The holders of ordinary shares are entitled to receive dividends as declared.

Basic and diluted earnings per share

The calculation of basic earnings per share was based on the profit attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding (100,589,458, 100,604,578 and 100,654,935 during the years 2015, 2016 and 2017, respectively). The calculations of diluted earnings per share was based on the profit attributable to ordinary shares and the weighted average number of ordinary shares in the basic earnings per share in addition of 72, 93,728 and 234,726 incremental shares (NIS 0.01 par value each) that would be issued resulting from exercise of all options for the years ended December 31, 2015, 2016 and 2017, respectively.

At December 31, 2017, 78 thousand options (2016 and 2015 - 1,060 thousand and 616 thousand options, respectively) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.

The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the period that the options were outstanding.

Dividends

In 2015-2017 the Company did not pay dividend to the shareholders of the Company.

Hedging reserve

The hedging reserve comprises the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions that have not yet occurred or exercised.